Long-Term Debt (Components of Long-Term Debt) (Parenthetical) (Detail) (USD $)	0 Months Ended	9 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended									12 Months Ended						9 Months Ended			12 Months Ended
	Jun. 03, 2014	Sep. 30, 2014	Dec. 31, 2013	Mar. 21, 2013	Sep. 30, 2014 Unamortized Debt Discounts Net [Member]	Dec. 31, 2013 Notes Payable Minimum	Dec. 31, 2013 Notes Payable Maximum	Dec. 31, 2013 Notes Payable The principal is not subject to a fixed repayment schedule	Sep. 30, 2014 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Dec. 31, 2013 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Sep. 30, 2014 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Dec. 31, 2013 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Dec. 31, 2012 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Dec. 31, 2013 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013	Dec. 31, 2012 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013	Dec. 31, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt	Jun. 03, 2014 Convertible, Senior Secured Term Debt	Jul. 15, 2013 Convertible, Senior Secured Term Debt	Mar. 21, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2013 Long-term secured deferred trade payable Minimum	Dec. 31, 2012 Long-term secured deferred trade payable Minimum	Dec. 31, 2013 Long-term secured deferred trade payable Maximum	Dec. 31, 2012 Long-term secured deferred trade payable Maximum	Dec. 31, 2013 Long-term secured deferred trade payable The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.	Dec. 31, 2012 Long-term secured deferred trade payable The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.	Sep. 30, 2014 Convertible, Senior Secured Notes payable	Dec. 31, 2013 Officer [Member] Notes Payable The principal is not subject to a fixed repayment schedule	Dec. 31, 2012 Officer [Member] Notes Payable The principal is not subject to a fixed repayment schedule	Dec. 31, 2013 Officer [Member] Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Dec. 31, 2012 Officer [Member] Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt, fixed interest repayment term						24 months	36 months		36 months	36 months	48 months	48 months	48 months	36 months		15 months	15 months				24 months	24 months	36 months	36 months			June 3, 2017			36 months	36 months
Long term debt repayment starting date									Jul. 15, 2013		Oct. 31, 2012	Oct. 31, 2012	Oct. 31, 2012	Jul. 15, 2013	Jul. 15, 2013	Oct. 15, 2012	Oct. 15, 2012								Jul. 15, 2013	Jul. 15, 2013				Jul. 15, 2013	Jul. 15, 2013
Long term debt, fixed interest rate				16.00%				8.00%	12.00%		12.00%			12.00%	12.00%	13.50%	13.50%	5.00%	16.00%	16.00%					12.00%	12.00%	5.00%	8.00%	8.00%	12.00%	12.00%
Debt Instrument, Convertible, Conversion Price			$ 2.00															$ 2.25									$ 2.25
Interest Expense, Debt					$ 275,214
Conversion of Stock, Amount Converted					214,536
Fair Value Of Debt Embedded Conversion Price Adjustment Option	$ 1,938,988	$ 1,828,762			$ 1,938,988